Income Taxes (Details) - Schedule of actual tax expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Actual Tax Expense [Abstract]
Loss before taxes, as reported in the consolidated statements of operations	$ 14,479	$ 10,728
Federal and State statutory rate	26.50%	26.50%
Theoretical tax benefit on the above amount at federal statutory tax rate	$ 3,837	$ 2,842
Permanent differences	(1,854)	(1,180)
Losses and other items for which a valuation allowance was provided or benefit from loss carry forward	(1,983)	(1,662)
Actual tax income (expense)